Equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2025 through June 30, 2026:

Program approval date	Program end date	Authorized amount ($)	Program completion date
February 2025	December 31, 2025	1,000,000	August 22, 2025
April 2025	December 31, 2025	500,000	September 11, 2025
September 2025	June 30, 2026	750,000	March 2, 2026
December 2025	June 30, 2026	1,000,000	May 14, 2026
April 2026	December 31, 2026	1,000,000	Not yet completed